BALANCE SHEET DETAILS - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment
Total	$ 29,403	$ 30,650
Less: accumulated depreciation	(28,311)	(29,392)
Total Property, plant and equipment, net	1,092	1,258
Leasehold improvements
Property, Plant and Equipment
Total	1,799	1,893
Automobiles
Property, Plant and Equipment
Total	319	323
Computer and Software
Property, Plant and Equipment
Total	4,764	4,878
Equipment and Furniture
Property, Plant and Equipment
Total	$ 22,521	$ 23,556